Selected Statement of Operations Data - Weighted Average Number of Shares for Computation of Earnings (Loss) Per Share (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Weighted average number of shares issued and outstanding (net of treasury shares) - used in computation of basic earnings (loss) per share	41,703	42,571	43,501
Add - incremental shares from assumed exercise of options	1,054	682
Weighted average number of shares used in computation of diluted earnings (loss) per share	42,757	43,253	43,501